Finance lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Finance lease liabilities	$ 222.2	$ 0.0
Current portion of finance lease liabilities	(222.2)	$ 0.0
Long-term finance lease liabilities	$ 0.0